BUSINESS ACQUISITIONS/DISPOSITIONS (Tables)	12 Months Ended
Jan. 01, 2023
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations

Assets acquired:
Inventories	$23,799
Prepaid expenses, deposits and other current assets(1)	29,845
Property, plant and equipment	64,306
Right-of-use assets	43,539
Other non-current assets	9
161,498
Liabilities assumed:
Accounts payable and accrued liabilities	(30,191)
Current portion of lease obligations	(1,940)
Lease obligations	(41,599)
Deferred income taxes(2)	(2,733)
(76,463)
Goodwill(2)	78,933
Net assets acquired at fair value	$163,968
Cash consideration paid at closing, net of cash acquired	167,040
Settlement of pre-existing relationships	(3,072)
$163,968
(1) Includes $26.2 million of trade receivables of Frontier Yarns, that was classified in Prepaid expenses, deposits and other current assets in the consolidated statement of financial position of the Company.
(2) During the fourth quarter of fiscal 2022, the Company recorded a purchase price allocation adjustment due to a change in the preliminary valuation of assets acquired and liabilities assumed as of the acquisition date. As a result, the Company increased "Goodwill" and increased "Deferred income taxes" both by $1.8 million.